Revenue	6 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Revenue

Note 3: Revenue

	31 December 2023	31 December 2022
	$	$
Sales of EasyDNA branded tests - point in time	3,201,017	3,813,482
Sales of AffinityDNA branded tests - point in time	700,876	330,777
Sales of geneType branded tests - point in time	56,789	9,688
Revenue from contract with customers	3,958,682	4,153,947

Revenue recognition

The Company operates facilities that provide genetic testing services and recognises revenue as follows:

●	Revenues from the provision of genetic and clinical risk testing for cancer and other serious diseases under the geneType brand are recognised at a point time when the Company has provided the customer with their test results, the single performance obligation.
●	Revenue from provision of genetic test direct to consumer under the EasyDNA and AffinityDNA brand is recognised at a point in time when the Company has provided the customer with their test results, the single performance obligation.

Genetic Technologies Limited

Notes to the condensed consolidated financial statements

31 December 2023